BETTER 10K - FAIR VALUE MEASUREMENTS - Change in Fair Value of Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IRLs
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Beginning Balance	$ (514)	$ 197	$ (1,513)	$ 7,568	$ 7,568	$ 39,972
Change in fair value	(953)	(6,976)	46	(14,347)	(9,081)	(32,404)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Ending Balance	(1,467)	(6,779)	(1,467)	(6,779)	(1,513)	7,568
Bifurcated derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Beginning Balance	237,667	277,777	236,603	0	0	0
Change in fair value	(237,667)	29,089	(236,603)	306,866	236,603	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Ending Balance	$ 0	$ 306,866	$ 0	$ 306,866	$ 236,603	$ 0